GOODWILL	12 Months Ended
Sep. 30, 2017
GOODWILL
9.	GOODWILL

Goodwill is comprised of the following:

	Years ended September 30
	2016				2017
	Online education service	Start-up training service	Software Sales service	Total	Online education service	Start-up training service	Software Sales service	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,662	1,767	—	7,429	5,396	1,688	22,308	29,392
Acquisition for the year	—	—	22,921	22,921	—	—	—	—
Exchange difference	(266)	(79)	(613)	(958)	12	4	51	67

Ending balance	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459

Accumulated impairment loss	—	—	—	—	—	—	—	—

Goodwill, net	5,396	1,688	22,308	29,392	5,408	1,692	22,359	29,459

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC. It includes all the subsidiaries, the VIEs and VIEs’ subsidiaries of the Group except for Zhengbao Yucai, Xiamen NetinNet and their subsidiaries. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group’s customers located in the PRC. It includes Zhengbao Yucai and its subsidiary, Nanjing Training School. The goodwill arising from the acquisition of Zhengbao Yucai is fully allocated to this reporting unit.

Software sales service - This reporting unit provides learning simulation packaged software to its customers located in the PRC. It includes Xiamen NetinNet and its subsidiaries, NetinNet Education and NetinNet Finance. The goodwill arising from the acquisition of NetinNet is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group did not record any impairment of goodwill for the years ended September 30, 2015, 2016 and 2017.